Note 7 - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 81,000	$ 63,000
Reserves not deductible until paid	289,000	269,000
Net operating loss carryforwards
Federal	2,654,000	2,252,000
State	768,000	726,000
Federal tax credit	$ 338,000	340,000
Capital loss carryforward		10,000
Other	$ 11,000	11,000
Gross deferred tax assets	4,141,000	3,671,000
Less valuation allowance	(1,651,000)	(1,418,000)
Deferred tax assets net of valuation allowance	2,490,000	2,253,000
Deferred tax liabilities:
Property and equipment	(2,307,000)	(2,188,000)
Other	(175,000)	(57,000)
Gross deferred tax liabilities	(2,482,000)	(2,245,000)
Net deferred tax asset	$ 8,000	$ 8,000